000 B000000 10/31/97
000 C000000 0000002691
000 D000000 N
000 E000000 F
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 U
001 A000000 AFFILIATED FUND, INC.
001 B000000 811-5
001 C000000 2128481870
002 A000000 767 FIFTH AVENUE
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10153
002 D020000 0101
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
022 A000001 FORD MOTOR CREDIT CORP.
022 B000001 38-1612444
022 C000001   1901500
022 D000001   1881500

022 A000002 GENERAL ELECTRIC CAPITAL CORP.
022 B000002 13-5100700
022 C000002   1711500
022 D000002   1706500
022 A000003 UTENDAHL CAPITAL PARTNERS, L.P.
022 B000003 13-3663000
022 C000003    797319
022 D000003    814277
022 A000004 PRUDENTIAL FUNDING CO.
022 B000004 22-5531168
022 C000004    522000
022 D000004    472000
022 A000005 AMERICAN EXPRESS CREDIT CO.
022 B000005 11-1988350
022 C000005    397000
022 D000005    401000
022 A000006 BANK OF AMERICA
022 B000006 94-1687665
022 C000006    221665
022 D000006    221665
022 A000007 BA SECURITIES, INC.
022 B000007 95-4035346
022 C000007    171492
022 D000007    171492
022 A000008 CHEVRON OIL FINANCE CO.

022 B000008 25-1215010
022 C000008    111500
022 D000008     29500
022 A000009 DEAN WITTER REYNOLDS INC.
022 B000009 94-1671384
022 C000009     72592
022 D000009     91542
022 A000010 MERRILL LYNCH, PIERCE, LERNER & SMITH
022 B000010 13-5674085
022 C000010     30995
022 D000010     35988
023 C000000    6088457
023 D000000    6046275
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
071 A000000   3318560
071 B000000   3171796
071 C000000   6834646
071 D000000   46
072 A000000 12
072 Y000000        0
072 Z000000   151565
072AA000000   831869
072BB000000   103731
072CC010000   682760
072CC020000        0
072DD010000   147797
072DD020000      867
072EE000000   482651
073 A010000   0.3000
073 A020000   0.2000
073 B000000   1.0300
073 C000000   0.1000
074 N000000  7763115
074 T000000  7697754

075 A000000        0
075 B000000  7080736
077 A000000 Y
080 A000000 ICI MUTUAL INSURANCE CO.
080 C000000    15000
081 A000000 Y
081 B000000  30
082 A000000 N
082 B000000        0
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 Y
085 B000000 N
SIGNATURE   JOSEPH VAN DYKE
TITLE       ASSISTANT TREASURER

Board of Directors
  Lord Abbett Affiliated Fund, Inc.:

In planning and performing our audit of the financial statements of Lord Abbett Affiliated Fund, Inc. (the "Fund") for the year ended October 31, 1997, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Fund is responsible for establishing and maintaining an adequate internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 1997.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.



December 2, 1997